Equipment (Details) (Equipment, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equipment
Equipment [Line Items]
Cost	$ 79	$ 62
Accumulated depreciation	(30)	(22)
Net book value	49	40
Depreciation and amortization expense	$ 8	$ 7	$ 16